Schedule of Investments (unaudited)
January 31, 2026
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations
Brazil — 4.1%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/27(a)	BRL18,262	$2,926,402
0.00%, 01/01/28(a)	BRL12,037	1,820,817
0.00%, 07/01/28(a)	BRL4,191	597,797
0.00%, 01/01/29(a)	BRL33,795	4,536,330
0.00%, 07/01/29(a)	BRL20,089	2,532,161
0.00%, 01/01/30(a)	BRL13,253	1,567,804
0.00%, 01/01/32(a)	BRL14,027	1,277,186
Brazil Notas do Tesouro Nacional
10.00%, 01/01/33	BRL8,895	1,449,263
10.00%, 01/01/35	BRL19,776	3,139,392
10.00%, 01/01/37	BRL4,036	623,400
Series F, 10.00%, 01/01/27	BRL18,969	3,508,934
Series F, 10.00%, 01/01/29	BRL23,309	4,158,480
Series F, 10.00%, 01/01/31	BRL32,041	5,441,064
		33,579,030
Chile — 3.9%
Bonos de la Tesoreria de la Republica en pesos
0.00%, 05/06/27(a)	CLP3,525,000	3,835,999
0.00%, 04/01/29(a)	CLP3,130,000	3,131,496
4.70%, 09/01/30(b)(c)	CLP3,080,000	3,494,688
5.00%, 10/01/28(b)(c)	CLP1,145,000	1,323,263
5.00%, 03/01/35	CLP3,205,000	3,592,239
5.30%, 11/01/37(b)(c)	CLP1,185,000	1,356,692
5.80%, 10/01/29(b)(c)	CLP1,995,000	2,360,825
5.80%, 10/01/34(b)(c)	CLP1,125,000	1,331,852
6.00%, 04/01/33(b)(c)	CLP4,645,000	5,552,376
6.00%, 01/01/43	CLP2,370,000	2,918,865
6.20%, 10/01/40(b)(c)	CLP1,460,000	1,823,728
7.00%, 05/01/34(b)(c)	CLP770,000	980,641
		31,702,664
China — 15.0%
China Government Bonds
1.40%, 11/25/28	CNY4,830	694,802
1.42%, 11/15/27	CNY6,530	940,762
1.42%, 08/15/28	CNY14,910	2,145,703
1.43%, 01/25/30	CNY20,780	2,978,918
1.45%, 02/25/28	CNY15,320	2,208,667
1.45%, 04/25/30	CNY6,700	960,046
1.46%, 05/25/28	CNY14,060	2,027,138
1.49%, 12/25/31	CNY7,420	1,057,573
1.55%, 07/25/30	CNY13,900	1,999,447
1.57%, 05/15/32	CNY7,280	1,039,419
1.61%, 02/15/35	CNY12,850	1,820,824
1.62%, 08/15/27	CNY11,270	1,628,076
1.63%, 10/25/30	CNY9,950	1,433,607
1.65%, 05/15/35	CNY5,660	804,151
1.66%, 12/25/32	CNY9,890	1,420,339
1.67%, 05/25/35	CNY16,870	2,401,765
1.74%, 10/15/29	CNY6,000	870,786
1.78%, 09/15/32	CNY10,670	1,542,982
1.78%, 11/15/35	CNY13,050	1,871,751
1.79%, 03/25/32	CNY19,450	2,819,603
1.83%, 08/25/35	CNY14,520	2,092,173
1.85%, 05/15/27	CNY12,450	1,802,599
1.87%, 09/15/31	CNY10,750	1,566,030
1.88%, 04/25/55	CNY11,660	1,537,946
1.90%, 07/15/55	CNY6,860	897,890
1.91%, 07/15/29	CNY9,930	1,449,075
Security	Par (000)	Value
China (continued)
1.92%, 07/15/45	CNY4,670	$631,864
1.92%, 01/15/55	CNY5,690	749,867
1.98%, 04/25/45	CNY4,730	644,990
2.04%, 02/25/27	CNY10,200	1,478,892
2.04%, 11/25/34	CNY6,140	902,532
2.05%, 04/15/29	CNY13,650	2,000,983
2.11%, 08/25/34	CNY13,000	1,922,589
2.12%, 06/25/31	CNY12,660	1,868,464
2.15%, 08/25/55	CNY8,750	1,224,733
2.17%, 08/29/34	CNY8,600	1,275,346
2.18%, 08/15/26	CNY4,060	586,923
2.19%, 09/25/54	CNY5,440	756,726
2.25%, 08/29/39	CNY2,330	341,580
2.27%, 05/25/34	CNY11,710	1,752,605
2.28%, 03/25/31	CNY9,040	1,344,356
2.33%, 08/15/44	CNY7,330	1,058,108
2.35%, 02/25/34	CNY13,580	2,043,014
2.37%, 01/20/27	CNY5,760	837,724
2.37%, 01/15/29	CNY15,210	2,249,839
2.38%, 01/15/56	CNY2,040	298,849
2.39%, 11/15/26	CNY10,270	1,490,772
2.40%, 07/15/28	CNY9,430	1,390,568
2.44%, 10/15/27	CNY6,740	988,516
2.47%, 07/25/54	CNY6,390	941,449
2.48%, 04/15/27	CNY5,950	868,438
2.48%, 09/25/28	CNY2,940	435,422
2.49%, 05/25/44	CNY4,700	694,783
2.50%, 07/25/27	CNY8,150	1,193,114
2.52%, 08/25/33	CNY9,990	1,519,206
2.54%, 12/25/30	CNY9,110	1,370,535
2.55%, 10/15/28	CNY10,660	1,582,131
2.57%, 05/20/54	CNY5,230	786,710
2.60%, 09/15/30	CNY12,640	1,903,587
2.60%, 09/01/32	CNY6,570	1,000,703
2.62%, 04/15/28	CNY8,260	1,222,215
2.62%, 09/25/29	CNY8,140	1,219,976
2.62%, 06/25/30	CNY7,250	1,091,281
2.64%, 01/15/28	CNY6,390	943,504
2.67%, 05/25/33	CNY7,250	1,112,876
2.67%, 11/25/33	CNY9,000	1,384,941
2.68%, 05/21/30	CNY12,040	1,817,191
2.69%, 08/15/32	CNY7,310	1,119,046
2.75%, 06/15/29	CNY7,160	1,075,594
2.75%, 02/17/32	CNY6,870	1,053,079
2.76%, 05/15/32	CNY6,530	1,002,723
2.79%, 12/15/29	CNY7,500	1,133,751
2.80%, 03/24/29	CNY6,720	1,009,194
2.80%, 03/25/30	CNY7,160	1,086,297
2.80%, 11/15/32	CNY6,050	934,320
2.85%, 06/04/27	CNY10,040	1,476,356
2.88%, 02/25/33	CNY7,350	1,144,501
2.89%, 11/18/31	CNY5,660	874,091
2.91%, 10/14/28	CNY8,370	1,255,668
3.00%, 10/15/53	CNY9,270	1,513,406
3.01%, 05/13/28	CNY10,790	1,614,483
3.02%, 05/27/31	CNY8,130	1,262,028
3.12%, 12/05/26	CNY6,790	993,789
3.12%, 10/25/52	CNY3,980	660,907
3.13%, 11/21/29	CNY6,790	1,043,365
3.19%, 04/15/53	CNY4,930	828,469
3.25%, 11/22/28	CNY5,130	779,967

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
China (continued)
3.27%, 11/19/30	CNY10,520	$1,647,102
3.28%, 12/03/27	CNY9,890	1,479,502
3.29%, 05/23/29	CNY8,640	1,326,960
3.32%, 04/15/52	CNY5,120	877,318
3.53%, 10/18/51	CNY3,440	610,056
3.72%, 04/12/51	CNY6,050	1,098,963
3.81%, 09/14/50	CNY8,630	1,578,864
		121,419,773
Colombia — 3.8%
Colombian TES
9.25%, 05/28/42	COP15,362,200	3,208,580
11.00%, 08/22/29	COP11,885,700	3,053,497
11.50%, 07/25/46	COP11,386,700	2,840,261
11.75%, 01/24/35	COP6,481,900	1,681,013
12.75%, 11/28/40	COP6,041,100	1,651,621
13.25%, 02/09/33	COP16,098,100	4,470,894
Series B, 5.75%, 11/03/27	COP6,028,300	1,471,376
Series B, 6.00%, 04/28/28	COP10,795,800	2,562,217
Series B, 6.25%, 07/09/36	COP7,086,600	1,241,797
Series B, 7.00%, 03/26/31	COP10,574,800	2,251,924
Series B, 7.00%, 06/30/32	COP9,227,200	1,878,192
Series B, 7.25%, 10/18/34	COP5,754,100	1,134,278
Series B, 7.25%, 10/26/50	COP7,007,600	1,172,273
Series B, 7.75%, 09/18/30	COP7,768,000	1,739,773
		30,357,696
Czech Republic — 3.9%
Czech Republic Government Bonds
0.05%, 11/29/29	CZK25,160	1,072,720
0.25%, 02/10/27	CZK35,540	1,676,268
0.95%, 05/15/30(c)	CZK39,420	1,717,905
1.20%, 03/13/31	CZK37,670	1,616,392
1.50%, 04/24/40	CZK26,170	859,029
1.75%, 06/23/32	CZK33,950	1,447,407
1.95%, 07/30/37	CZK25,530	956,327
2.00%, 10/13/33	CZK39,450	1,646,420
2.50%, 08/25/28(c)	CZK39,120	1,862,225
2.75%, 07/23/29	CZK35,020	1,661,724
3.00%, 03/03/33	CZK22,830	1,035,768
3.50%, 05/30/35	CZK44,680	2,038,656
3.60%, 06/03/36	CZK22,980	1,041,803
4.20%, 12/04/36(c)	CZK19,570	932,973
4.25%, 10/24/34	CZK18,070	875,895
4.50%, 11/11/32	CZK46,660	2,328,552
4.90%, 04/14/34	CZK43,250	2,200,293
5.00%, 09/30/30	CZK42,710	2,192,634
5.30%, 09/19/35	CZK13,930	726,243
5.50%, 12/12/28	CZK36,350	1,868,118
5.75%, 03/29/29	CZK21,110	1,096,719
6.20%, 06/16/31	CZK15,610	844,858
		31,698,929
Dominican Republic — 3.9%
Dominican Republic International Bonds
10.50%, 03/15/37(c)	DOP595,700	10,274,401
10.75%, 06/01/36(c)	DOP514,400	8,959,933
11.25%, 09/15/35(c)	DOP355,150	6,322,646
13.63%, 02/03/33(c)	DOP294,650	5,687,156
		31,244,136
Hungary — 3.9%
Hellenic Republic Government Bonds, 4.50%, 05/27/32	HUF214,490	604,344
Security	Par (000)	Value
Hungary (continued)
Hungary Government Bonds
2.00%, 05/23/29	HUF1,148,500	$3,139,254
2.25%, 04/20/33	HUF722,040	1,718,929
2.25%, 06/22/34	HUF457,800	1,042,295
2.75%, 12/22/26	HUF518,550	1,566,132
3.00%, 10/27/27	HUF806,780	2,383,426
3.00%, 08/21/30	HUF1,101,800	3,006,607
3.00%, 10/27/38	HUF266,060	564,763
3.00%, 04/25/41	HUF329,640	652,227
3.25%, 10/22/31	HUF1,016,860	2,710,325
4.50%, 03/23/28	HUF730,200	2,197,980
4.75%, 11/24/32	HUF774,030	2,197,466
6.00%, 11/28/29	HUF228,610	706,173
6.75%, 10/22/28	HUF1,095,750	3,456,115
6.75%, 07/23/31	HUF370,310	1,174,828
7.00%, 10/24/35	HUF1,045,850	3,343,561
9.50%, 10/21/26	HUF382,820	1,216,233
		31,680,658
India — 8.9%
India Government Bonds
5.77%, 08/03/30	INR173,300	1,834,207
5.79%, 05/11/30	INR181,230	1,915,979
5.85%, 12/01/30	INR170,480	1,806,772
6.01%, 07/21/30	INR208,940	2,240,178
6.10%, 07/12/31	INR216,110	2,300,709
6.28%, 07/14/32	INR94,700	1,010,955
6.33%, 05/05/35	INR263,990	2,798,235
6.45%, 10/07/29	INR168,550	1,839,499
6.48%, 10/06/35	INR193,080	2,063,292
6.54%, 01/17/32	INR214,350	2,322,692
6.67%, 12/17/50	INR192,340	1,929,934
6.75%, 12/23/29	INR124,580	1,377,609
6.79%, 12/30/31	INR82,600	906,637
6.79%, 10/07/34	INR297,450	3,243,456
6.99%, 12/15/51	INR224,220	2,335,053
7.02%, 06/18/31	INR82,620	917,687
7.04%, 06/03/29	INR128,590	1,435,519
7.06%, 04/10/28	INR167,380	1,864,499
7.10%, 04/18/29	INR244,170	2,729,525
7.10%, 04/08/34	INR281,480	3,127,551
7.16%, 09/20/50	INR151,460	1,606,383
7.17%, 04/17/30	INR123,820	1,381,111
7.18%, 08/14/33	INR301,270	3,361,406
7.18%, 07/24/37	INR240,160	2,659,988
7.26%, 01/14/29	INR177,740	1,995,553
7.26%, 08/22/32	INR242,100	2,714,325
7.26%, 02/06/33	INR204,330	2,287,575
7.30%, 06/19/53	INR316,930	3,418,478
7.32%, 11/13/30	INR128,050	1,440,993
7.36%, 09/12/52	INR221,890	2,406,145
7.37%, 10/23/28	INR75,650	852,942
7.37%, 01/23/54	INR14,040	152,392
7.38%, 06/20/27	INR127,240	1,413,949
7.41%, 12/19/36	INR222,810	2,519,090
7.54%, 05/23/36	INR221,020	2,515,295
7.72%, 06/15/49	INR142,640	1,618,395
		72,344,008
Indonesia — 5.4%
Indonesia Treasury Bonds
5.13%, 04/15/27	IDR20,157,000	1,204,460

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia (continued)
5.88%, 03/15/31	IDR10,199,000	$611,346
6.13%, 05/15/28	IDR24,586,000	1,495,434
6.25%, 06/15/36	IDR9,851,000	586,189
6.38%, 08/15/28	IDR19,511,000	1,195,082
6.38%, 04/15/32	IDR38,324,000	2,317,451
6.38%, 07/15/37	IDR2,511,000	149,748
6.50%, 07/15/30	IDR27,985,000	1,714,516
6.50%, 02/15/31	IDR29,126,000	1,789,114
6.50%, 04/15/36	IDR9,523,000	574,370
6.63%, 05/15/33	IDR19,143,000	1,161,337
6.63%, 02/15/34	IDR26,493,000	1,605,026
6.75%, 07/15/35	IDR32,873,000	2,013,347
6.88%, 04/15/29	IDR27,862,000	1,727,566
7.00%, 05/15/27	IDR16,957,000	1,036,360
7.00%, 09/15/30	IDR33,675,000	2,102,385
7.00%, 02/15/33	IDR26,237,000	1,620,276
7.13%, 06/15/38	IDR23,663,000	1,479,466
7.13%, 08/15/40	IDR18,433,000	1,154,210
7.13%, 06/15/42	IDR15,453,000	966,122
7.13%, 06/15/43	IDR19,024,000	1,194,671
7.13%, 08/15/45	IDR18,379,000	1,155,910
7.50%, 08/15/32	IDR8,510,000	542,357
7.50%, 06/15/35	IDR21,616,000	1,385,433
7.50%, 05/15/38	IDR9,170,000	588,680
7.50%, 04/15/40	IDR22,403,000	1,450,804
8.25%, 05/15/29	IDR22,069,000	1,422,911
8.25%, 06/15/32	IDR6,277,000	414,727
8.25%, 05/15/36	IDR16,166,000	1,092,774
8.38%, 09/15/26	IDR11,559,000	703,594
8.38%, 03/15/34	IDR24,804,000	1,664,184
8.38%, 04/15/39	IDR9,476,000	654,683
8.75%, 05/15/31	IDR12,702,000	855,392
9.00%, 03/15/29	IDR14,152,000	930,591
9.50%, 07/15/31	IDR5,011,000	348,288
10.50%, 08/15/30	IDR2,354,000	166,905
Perusahaan Penerbit SBSN Indonesia
5.88%, 07/15/28	IDR11,060,000	667,966
6.38%, 03/15/34	IDR13,253,000	795,638
6.50%, 06/15/39	IDR9,025,000	542,108
6.63%, 09/15/29	IDR1,224,000	75,424
6.88%, 03/15/36	IDR3,722,000	229,927
8.88%, 11/15/31	IDR4,476,000	305,253
		43,692,025
Malaysia — 5.5%
Malaysia Government Bonds
2.63%, 04/15/31	MYR5,120	1,254,608
3.34%, 05/15/30	MYR2,171	552,159
3.48%, 07/02/35	MYR2,063	522,038
3.50%, 05/31/27	MYR5,570	1,424,490
3.52%, 04/20/28	MYR3,938	1,009,590
3.58%, 07/15/32	MYR4,045	1,034,133
3.73%, 06/15/28	MYR3,534	910,180
3.76%, 05/22/40	MYR3,627	914,511
3.77%, 01/15/41	MYR1,566	397,072
3.83%, 07/05/34	MYR5,560	1,439,810
3.89%, 08/15/29	MYR4,309	1,118,225
3.90%, 11/30/26	MYR3,414	873,350
3.90%, 11/16/27	MYR4,710	1,215,221
3.92%, 07/15/55	MYR2,438	606,525
4.05%, 04/18/39	MYR4,225	1,100,756
4.07%, 06/15/50	MYR4,974	1,274,433
Security	Par (000)	Value
Malaysia (continued)
4.18%, 05/16/44	MYR4,249	$1,114,721
4.25%, 05/31/35	MYR2,753	737,520
4.46%, 03/31/53	MYR3,679	997,777
4.50%, 04/30/29	MYR2,436	643,303
4.64%, 11/07/33	MYR3,843	1,048,465
4.70%, 10/15/42	MYR4,755	1,328,716
4.76%, 04/07/37	MYR4,809	1,340,249
4.89%, 06/08/38	MYR4,582	1,292,776
4.92%, 07/06/48	MYR2,313	668,024
Malaysia Government Investment Issue
3.42%, 09/30/27	MYR3,774	963,495
3.45%, 07/15/36	MYR3,255	816,215
3.47%, 10/15/30	MYR5,015	1,279,512
3.60%, 07/31/28	MYR5,193	1,332,185
3.61%, 04/30/35	MYR2,409	614,738
3.64%, 08/30/30	MYR3,509	902,735
3.78%, 05/31/45	MYR2,165	538,213
3.80%, 10/08/31	MYR3,596	931,781
3.97%, 07/16/40	MYR2,601	672,308
4.07%, 09/30/26	MYR3,045	778,302
4.12%, 11/30/34	MYR5,327	1,411,533
4.13%, 07/09/29	MYR5,190	1,356,029
4.19%, 10/07/32	MYR4,425	1,172,485
4.25%, 09/30/30	MYR3,283	865,897
4.26%, 07/26/27	MYR2,481	640,585
4.29%, 08/14/43	MYR4,913	1,306,631
4.37%, 10/31/28	MYR4,293	1,123,477
4.42%, 09/30/41	MYR2,694	731,029
4.47%, 09/15/39	MYR5,190	1,408,449
4.66%, 03/31/38	MYR2,222	614,111
		44,278,362
Mexico — 5.9%
Mexican Bonos
5.50%, 03/04/27	MXN336	2,594,934
7.00%, 09/03/26	MXN17,775	1,016,835
7.50%, 05/26/33	MXN55,011	2,964,269
7.75%, 11/23/34	MXN669	486,207
8.00%, 04/15/32	MXN18,924	1,054,882
8.00%, 05/24/35	MXN9,683	519,401
8.00%, 02/21/36	MXN25,799	1,389,624
8.00%, 11/07/47	MXN446	1,160,748
8.00%, 07/31/53	MXN34,358	3,603,709
8.00%, 04/29/55	MXN9,508	471,844
8.50%, 03/02/28	MXN41,381	3,039,451
8.50%, 03/01/29	MXN81,349	4,729,939
8.50%, 02/28/30	MXN45,678	2,641,749
Series M, 7.75%, 05/29/31	MXN76,087	4,239,935
Series M, 7.75%, 11/23/34	MXN57,840	3,115,659
Series M, 7.75%, 11/13/42	MXN77,205	3,840,577
Series M, 8.00%, 11/07/47	MXN21,500	1,081,394
Series M 20, 7.50%, 06/03/27	MXN50,065	2,874,823
Series M 20, 8.50%, 05/31/29	MXN62,443	3,626,683
Series M 30, 8.50%, 11/18/38	MXN45,823	2,505,590
Series M 30, 10.00%, 11/20/36	MXN19,238	1,188,432
		48,146,685
Peru — 3.8%
Peru Government Bonds
5.35%, 08/12/40	PEN7,024	1,860,878
5.40%, 08/12/34(b)(c)	PEN13,104	3,891,657
5.94%, 02/12/29(b)(c)	PEN4,396	1,371,871

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Peru (continued)
6.15%, 08/12/32(b)(c)	PEN12,703	$4,094,850
6.35%, 08/12/28	PEN1,995	624,358
6.85%, 08/12/35(b)(c)	PEN11,852	3,788,166
6.90%, 08/12/37	PEN12,805	3,992,395
6.95%, 08/12/31	PEN9,204	3,062,237
7.30%, 08/12/33(b)(c)	PEN14,190	4,816,696
7.60%, 08/12/39(b)(c)	PEN10,991	3,588,371
		31,091,479
Poland — 4.8%
Republic of Poland Government Bonds
0.00%, 01/25/28(a)	PLN7,757	2,037,932
0.25%, 10/25/26	PLN3,588	989,121
1.25%, 10/25/30	PLN9,669	2,375,273
1.75%, 04/25/32	PLN10,294	2,459,782
2.50%, 07/25/27	PLN8,573	2,382,723
2.75%, 04/25/28	PLN7,569	2,095,162
2.75%, 10/25/29	PLN9,465	2,551,594
3.75%, 05/25/27	PLN6,014	1,702,869
4.50%, 07/25/30	PLN11,689	3,322,836
4.50%, 01/25/31	PLN6,900	1,951,246
4.75%, 07/25/29	PLN10,067	2,903,365
5.00%, 01/25/30	PLN10,369	3,001,370
5.00%, 10/25/34	PLN10,325	2,912,207
5.00%, 10/25/35	PLN7,805	2,182,209
6.00%, 10/25/33	PLN11,544	3,492,604
7.50%, 07/25/28	PLN7,477	2,293,291
		38,653,584
Romania — 3.9%
Romania Government Bonds
2.50%, 10/25/27	RON5,460	1,198,333
3.65%, 09/24/31	RON4,630	942,668
4.15%, 01/26/28	RON4,500	1,010,742
4.15%, 10/24/30	RON5,315	1,132,289
4.25%, 04/28/36	RON3,675	704,833
4.75%, 10/11/34	RON5,755	1,175,628
4.85%, 07/25/29	RON4,770	1,064,484
5.00%, 02/12/29	RON5,230	1,179,888
5.80%, 07/26/27	RON4,650	1,077,773
6.30%, 04/26/28	RON4,435	1,036,193
6.30%, 04/25/29	RON6,670	1,558,060
6.70%, 02/25/32	RON7,540	1,771,425
6.75%, 04/25/35	RON3,925	919,393
6.85%, 07/29/30	RON4,075	969,729
7.10%, 07/31/34	RON6,390	1,533,610
7.20%, 10/28/26	RON4,780	1,120,989
7.20%, 05/31/27	RON6,380	1,506,220
7.20%, 10/30/33	RON6,620	1,594,741
7.35%, 04/28/31	RON6,790	1,652,116
7.50%, 07/27/33	RON1,635	400,413
7.90%, 02/24/38	RON6,590	1,680,998
8.00%, 04/29/30	RON6,815	1,687,704
8.25%, 09/29/32	RON7,010	1,780,129
8.75%, 10/30/28	RON6,640	1,645,312
Slovakia Government Bonds, 7.65%, 07/27/31	RON3,280	807,339
		31,151,009
Serbia — 3.9%
Serbia Treasury Bond
4.50%, 08/20/32	RSD876,040	8,600,064
5.25%, 07/27/35	RSD782,870	7,933,826
5.88%, 02/08/28	RSD669,780	6,937,374
Security	Par (000)	Value
Serbia (continued)
7.00%, 10/26/31	RSD695,840	$7,745,554
		31,216,818
South Africa — 4.4%
Republic of South Africa Government Bonds
6.25%, 03/31/36	ZAR16,895	904,220
6.50%, 02/28/41	ZAR17,554	886,403
7.00%, 02/28/31	ZAR40,537	2,464,263
8.00%, 01/31/30	ZAR58,475	3,717,875
8.25%, 03/31/32	ZAR62,655	3,987,778
8.50%, 01/31/37	ZAR69,176	4,313,402
8.75%, 01/31/44	ZAR57,304	3,490,500
8.75%, 02/28/48	ZAR88,035	5,373,916
8.88%, 02/28/35	ZAR65,994	4,299,147
9.00%, 01/31/40	ZAR56,185	3,559,603
10.00%, 03/31/33	ZAR9,466	655,927
10.88%, 03/31/38	ZAR9,127	664,411
11.63%, 03/31/53	ZAR18,843	1,508,664
		35,826,109
Thailand — 4.8%
Thailand Government Bonds
1.00%, 06/17/27	THB63,543	2,009,788
1.19%, 04/17/29	THB9,569	302,443
1.34%, 03/17/31	THB15,505	490,946
1.59%, 12/17/35	THB34,220	1,045,571
1.60%, 12/17/29	THB42,978	1,375,562
1.60%, 06/17/35	THB18,713	575,006
1.66%, 03/17/30	THB42,488	1,363,390
2.00%, 12/17/31	THB57,908	1,888,374
2.00%, 06/17/42	THB25,560	752,907
2.05%, 04/17/28	THB38,182	1,231,829
2.13%, 12/17/26	THB22,958	734,014
2.25%, 03/17/27	THB49,350	1,582,917
2.40%, 11/17/27	THB43,095	1,395,024
2.40%, 03/17/29	THB44,465	1,457,919
2.41%, 03/17/35	THB42,239	1,395,083
2.50%, 11/17/29	THB43,583	1,440,843
2.65%, 06/17/28	THB45,270	1,482,191
2.70%, 06/17/40	THB28,500	936,103
2.80%, 06/17/34	THB37,876	1,290,008
2.88%, 12/17/28	THB34,102	1,130,032
2.88%, 06/17/46	THB38,265	1,232,872
2.98%, 06/17/45	THB33,947	1,101,472
3.30%, 06/17/38	THB45,078	1,591,500
3.35%, 06/17/33	THB50,919	1,796,069
3.39%, 06/17/37	THB51,110	1,821,905
3.40%, 06/17/36	THB35,260	1,257,829
3.45%, 06/17/43	THB50,522	1,760,878
3.65%, 06/20/31	THB29,717	1,052,255
3.78%, 06/25/32	THB48,312	1,732,699
4.88%, 06/22/29	THB39,925	1,415,393
		38,642,822
Turkey — 3.6%
Turkiye Government Bonds
10.50%, 08/11/27	TRY68,486	1,187,455
11.00%, 02/24/27	TRY22,822	430,607
11.70%, 11/13/30	TRY33,113	420,703
12.40%, 03/08/28	TRY81,881	1,359,438
16.90%, 09/02/26	TRY21,192	449,307
17.30%, 07/19/28	TRY116,372	2,085,950
17.80%, 07/13/33	TRY62,643	999,700

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Turkey (continued)
26.20%, 10/05/33	TRY279,482	$6,060,462
27.70%, 09/27/34	TRY98,234	2,247,633
30.00%, 09/12/29	TRY368,994	8,381,219
31.08%, 11/08/28	TRY234,816	5,399,683
33.90%, 10/02/30	TRY19,000	474,487
		29,496,644
Uruguay — 3.9%
Uruguay Government International Bonds
8.00%, 10/29/35	UYU311,902	8,424,819
8.25%, 05/21/31	UYU327,533	8,785,650
8.50%, 03/15/28(c)	UYU125,489	3,333,650
9.75%, 07/20/33	UYU376,156	11,004,356
		31,548,475
Total Investments — 97.3% (Cost: $764,902,443)		787,770,906
Other Assets Less Liabilities — 2.7%		21,650,112
Net Assets — 100.0%		$809,421,018

(a)	Zero-coupon bond.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$290,000	$—	$(290,000)(b)	$—	$—	$—	—	$9,421	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan EM Local Currency Bond ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$787,770,906	$—	$787,770,906

Currency Abbreviation
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand